Income Tax (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current:
U.S. Federal	$ 0	$ 60
State	0	1
Foreign	43	193
Total Current	43	254
Deferred:
Foreign	45	(143)
Total Deferred	45	(143)
Total income tax expense (benefit)	$ 88	$ 111